GS Mortgage-Backed Securities Trust 2023-RPL2 ABS-15G

Exhibit 99.3 - Schedule 4

vendor_loan_id	customer_loan_id	seller_loan_id	balance_postmod	balloon_postmod	current_pra_outstanding	audited_deferred_balance	deferred_balance	diff_deferred_balance	audited_current_rate	current_rate	diff_current_rate	audited_current_P&I	current_P&I	diff_current_P&I	first_pmt_date_postmod	io_flag_postmod	io_period_postmod	audited_maturity_date_postmod	maturity_date_postmod	diff_maturity_date_postmod	audited_mod_date	mod_date	diff_mod_date	mod_pra_amount	mod_principal_forbeared	mod_type	pi_postmod	rate_postmod	amort_term_postmod	amort_type_postmod	arm_code_postmod	current_pra_forgiven	first_rate_reset_months_postmod	margin_postmod	max_rate_postmod	min_rate_postmod	pra_01_anniversary_date	pra_02_anniversary_date	pra_03_anniversary_date	rate_index_postmod	rate_reset_frequency_mo_postmod	step_01_effective_date	step_01_interest_rate	step_02_effective_date	step_02_interest_rate	step_03_effective_date	step_03_interest_rate	step_04_effective_date	step_04_interest_rate	step_05_effective_date	step_05_interest_rate	step_06_effective_date	step_06_interest_rate	step_07_effective_date	step_07_interest_rate	step_08_effective_date	step_08_interest_rate	step_09_effective_date	step_09_interest_rate	step_10_effective_date	step_10_interest_rate	step_max_interest_rate	step_max_interest_rate_date	step_rate_flag	step_rate_number	term_postmod	capitalized_corporate_advance_postmod	capitalized_escrow_postmod	capitalized_interest_postmod	capitalized_other_postmod	capitalized_total_postmod	init_periodic_rate_cap_postmod	init_periodic_rate_floor_postmod	lifetime_cap_postmod	lifetime_floor_postmod	lookback_days_postmod	mod_principal_capitalized	periodic_cap_postmod	periodic_floor_postmod	round_code_postmod	step_01_pi_amount	step_02_pi_amount	step_03_pi_amount	step_04_pi_amount	step_05_pi_amount	step_06_pi_amount	step_07_pi_amount	step_08_pi_amount	step_09_pi_amount	step_10_pi_amount	ismodrecorded	ModDocStatus	ModComments	total_outstanding_deferred	audited_total_outstanding_deferred	diff__total_outstanding_deferred	interest_bearing_balance_postmod	pra_year_1_reduction_amount	pra_year_2_reduction_amount	pra_year_3_reduction_amount	mod_extension_deferment	mod_extension_date	new_maturity_date	number_of_deferments	total_extension_deferment_amount
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	The Tape data provided an Interest Bearing amount and a UPB, however, the Mod only refers to a UPB which does not match either figure.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Modification states interest rate is X.XXX% for XXX months with a monthly P&I payment of $XXX.XX		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX	$XX,XXX		No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XX.XX		$XX.XX	X.XX%		XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	The original note dated XX/XX/XXXX (page 101) in the amount of $XX,XXX.XX reflects an APR of XX.XX% with a XXX-month term and a monthly payment of $XXX.XX The current Loan Modification Agreement (page 79) dated XX/XX/XXXX has a new principal balance of $ $XXX,XXX.XX X.XX% interest rate for XXX months and a monthly payment of $XXX.XX and no monthly escrow payment. The new modification does not include a PRA provision. A $XX,XXX payment was made before XX/XX/XXXX which resulted in no deferred balance.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX					No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	Yes				XX/XX/XXXX		Yes	XX/XX/XXXX		Yes																																																																						The Loan Modification was not located in the file. The origination Note was missing. Mortgage statement (pg 151)			$XX,XXX.XX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XX/XX/XXXX	X.XX	X.XX	XX/XX/XXXX	Yes	X	XXX	$XXX.XX	No	Copy/Image	The Principal Balance Stated in Mod is XXX,XXX.XX
The Mod First Payment Date is XX/XX/XXXX. The tape incorrectly reflects XX/XX/XXXX
The Interest-Bearing Amount is XXX,XXX.XX. The tape incorrectly reflects XXX,XXX.XX
Current Interest Rate and P&I are based on the modification agreement used for the review.

There was a new modification completed for this loan that was dated XX/XX/XXXX.  This modification was a step rate loan modification.
																																																																																														$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	XX/XX/XXXX	XX/XX/XXXX	No	$XX.XX	$XX.XX	X.XX%	XXX	XXX	XX/XX/XXXX	X.XX	X.XX	XX/XX/XXXX	Yes	X	XXX	$XXX.XX	No	Copy/Image	Single HAMP modification XX/XX/XXXX
Tape interest bearing amount $XXX,XXX.XX, reviewed amount $XXX,XXX.XX
FB agreements on page 585
Original Note: pages 271
Hardship applications: pages: 15, 305
Covid 19 FB:  Page 464 offer XX/XX/XXXX file does not reflect acceptance.
HAMP docs: pages 901 and 932XX/XX/XXXX pages 605XX/XX/XXXX
																																																																																															$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	Yes	Copy/Image	The subject loan was modified with a Balloon Modification Agreement (page 1970) and a first payment due date of XX/XX/XXXX. The Modified Principal Balance was XXX,XXX.XX , with no deferred principal balance and no principal forgiven. The Interest-Bearing Principal Balance was $XXX,XXX.XX , with a start rate ofX.X% and a maturity date of XX/XX/XXXX(XXX payments). The Tape reflects there was a prior deferral and a Total Outstanding Deferred Amount of $XXX.XX. There is a Deferment Agreement found on page1911 .
																																																																																													XX/XX/XXXX QC: Reviewed imaged fileXXXXX.pdf. Recorded Mod found on pages 1556-1563; detailed capitalization breakdown not provided. Updated current total outstanding deferred balance. Total Outstanding Deferred Amount per tape is $XXX.XX. Review Total Outstanding Deferred Amount is $XXX.XX as reflected on the recent monthly statement dated XX/XX/XXXX, page 2052. The data tape is reporting the principal only portion of the total deferred balance. The loan was previously modified on XX/XX/XXXX, page 1547.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	The Traditional Modification Agreement executed XX/XX/XXXX, has an effective date of XX/XX/XXXX and a 1st payment due date of XX/XX/XXXX. The terms include a new principal balance of $XXX,XXX which includes unpaid amounts of $X,XXX that will be deferred and due and payable at the new maturity date on XX/XX/XXXX.
• A breakdown of the Pre-Mod capitalization figures is not provided in the file or in the Mod Agreement.   Its unknown why the data tape reports a total outstanding deferred amount of $X; the file does not contain any post mod documentation.

The Original Note datedXX/XX/XXXX was for a loan iao $XXX,XXX.XX with a rate ofXX.XX% and monthly payment of $XXX,XXX.XX

																																																																																															$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	The terms of the Traditional Loan Modification Agreement with and effective date of XX/XX/XXX, include a 1st payment due on XX/XX/XXXX, a X.X% fixed rate, P&I payment of $XXX.XX due until a maturity date onXX/XX/XXX. The Agreement states unpaid amounts were capped for a new principal balance iao $XXX,XXX.XX and additional unpaid amounts of $X,XXX will be deferred. Page 1 of the Agreement states a payment of $X,XXX has already been received and will be applied to the Deferred Balance; when the payment is applied, the deferred balance will be paid in full, or $X deferred.

* The breakdown of the capped amounts is not provided in the Agreement. ** The audit and tape MOD Doc date of XX/XX/XXXX is the date the Servicer accepted the Mod terms and conditions and executed the Agreement.

The terms of a prior Final Loan Modification Agreement dated XX/XX/XXXX include a rate of X.X% and monthly P&I payment of $XXX.XX, a new principal balance of $XXX,XXX.XX which included capped unpaid amounts of $XXX,XXX.XX , and a balloon payment of $XXX,XXX.XX  due at maturity on XX/XX/XXXX. [pages 1598-1602]

The Original Secondary Mortgage Loan Note dated XX/XX/XXXX was for a principal amount of $XXX,XXX.XX at a rate of X.XX% with a P&I payment of $X,XXX.XX beginning XX/XX/XXXX forXXX months.  [pages 1902 -1906]

																																																																																													XX/XX/XXXX: Traditional Modification Agreement uploaded in the trailing docs folder. No corrections needed.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XX.XX	$XX.XX	X.XX%	XXX	XXX	XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX	X.XX	XX/XX/XXXX	Yes	X	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX	$X,XXX.XX	No	Copy/Image	The terms of the Traditional Loan Modification Agreement include an effective date and first payment due date of XX/XX/XXXX, step rate payment schedule beginning at X.X% with a P&I payment iao XXX.XX forXXmonths, a new principal balance of $XXX,XXX.XX that caps unpaid amounts, and a new maturity date on XXX,XXX.XX . There are no deferred amounts and no balloon payment. * The audit and tape Mod Doc Date is the date the Servicer executed the Agreement. A breakdown of the capped amounts is not provided in the Agreement.

The Original Note and Security Agreement dated XX/XX/XXXX was for a loan iao $XXX,XXX.XX , an APR of X.X%, P&I payment of $X,XXX.XX beginning XX/XX/XXXX for XXX months.  [pages 204-206]

																																																																																															$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	The terms of the Loan Modification Agreement with an effective date of XX/XX/XXXX include a first payment date of XX/XX/XXX, a X.X% fixed rate, P&I payment of $XXX.XX, a new principal balance of $ XXX,XXX.XX consisting of unpaid amounts plus any interest, and new maturity date of XX/XX/XXXX. Terms do not have Deferred Amounts or a Balloon payment.

A prior Loan Adjustment Agreement dated XX/XX/XXXX includes terms of a new principal balance of $XXX,XXX.XX consisting of unpaid amounts plus interest, a step rate payment schedule with an initial rate of X% and a final rate atXXX,XXX.XX % and P&I payment of $XXX,XXX.XX beginning XX/XX/XXXX until maturity on XX/XX/XXX.  [pages 94-97]

A prior HAMP Modification Agreement dated XX/XX/XXXX included terms for a new principal balance of $XXX,XXX.XX , a step rate payment schedule with an initial rate of X % and a final rate at X.0% with a P&I payment of $XXX.XX beginning XX/XX/XXXXuntil maturity on XX/XX/XXXX.  [pages 100-105]

The Original X/X ARM Note dated XX/XX/XXXXis for a loan iao $XXX,XXX, an initial rate of X.XX%, a P&I payment of $X,XXX.XX and maturity date of XX/XX/XXXX. [pages 208-210]

																																																																																															$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Tape data reflects a deferred balance of $X,XXX.XX and an interest bearing amount of $XX,XXX.XX, whereas the mod reflects a principal balance (and an interest bearing amount) of $X,XXX.XX and a deferred balance of $X,XXX.XX Deferring to mod principal balance of $XX,XXX.XXand deferred balance of $X,XXX.XX.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	Tape data reflects a doc date of XX/XX/XXXX, whereas the mod was signed XX/XX/XXXX and the mod first payment date is XX/XX/XXXX. Deferring to Tape data.

																																																																																													Per the Modification Agreement, “I understand by making twelve (XX) on-time payments beginning with the XX/XX/XXXX payment, $XX,XXX.XX of my Deferred Balance will be forgiven”. - It is unknown if the borrower has met this requirement (which at this point has not met the XX-month period).	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX			Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XX.XX		$XX.XX	X.XX%		XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	The original note dated XX/XX/XXXX (note folder) in the amount of $XXX,XXXX reflects an interest rate of X.XXX% with a XXX-month term and a monthly P&I payment of $X,XXX.XX. The current Loan Modification Agreement (loan mod folder) dated XX/XX/XXXX has a X.XXX% fixed rate for XXX months and a monthly P&I payment of $XXX.XX. The new modification does not include a PRA provision or a deferred amount.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	The original note dated XX/XX/XXXX (note folder) in the amount of $XX,XXX.XX reflects an interest rate of XX.XXX% with a XXX-month term and a monthly P&I payment of $XXX.XX. The current Loan Modification Agreement (loan mod folder) dated XX/XX/XXXX has a X.XX% fixed rate forXXXmonths and a monthly P&I payment of $XXX.XX. The new modification does not include a PRA provision or deferred amount.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	No	Copy/Image	o Modification reviewed. No data discrepancies.
o Maturity Date per tape is XX/XX/XXXX Reviewed Maturity Date is XX/XX/XXXX
o Current Rate per tape is X.X%. Reviewed Current Rate is X.X%.
																																																																																													o Current P&I per tape is $XXX.XX Reviewed Current P&I is $XXX.XX		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	No	Copy/Image	o Modification reviewed. No data discrepancies.
o Maturity Date per tape is XX/XX/XXXX Reviewed Maturity Date is XX/XX/XXXX
o Current Rate per tape is X.XX%. Reviewed Current Rate is X.XX%.
																																																																																													o Current P&I per tape is $XXX.XX Reviewed Current P&I is $XXX.XX		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	Modification states interest rate is X.X% for XXX months with a monthly P&I payment of $XXX.XX

XX/XX/XXXX  Trial period payment plan uploaded to the trailing docs folder.  No corrections made.
																																																																																													The Modification Effective Date is XX/XX/XXXX. The first modified payment was XX/XX/XXXX		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX	$XX,XXX	$XX,XXX	No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Modification states interest rate is X.XX% for XXX months with a monthly P&I payment of $X,XXX.XX		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX	$XX,XXX	$XX,XXX	No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	Modification states interest rate is X.XXX% for XXX months with a monthly P&I payment of $X,XXX.XX. Modification states deferred balance of $XXX,XXX.XX will be forgiven after XX monthly payments have been made beginning XX/XX/XXXX. Tape provided shows full amount still due.

																																																																																													XX/XX/XXXX: Traditional Modification Agreement uploaded in the trailing docs folder. No corrections needed.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX	$XX,XXX	$XX,XXX	Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	The Tape identified the Modification Flag as No and no Modification Date, but was on their Modification Order.
There is a Fixed Rate Loan Modification document (page 347)  dated XX/XX/XXXX has a new principal balance of  $XX,XXX.XX, X.XXX% interest rate for XXX months and a monthly payment of $XXX.XX and no monthly escrow payment.  The new modification does not include a PRA provision or deferred amount.
																																																																																													The original Adjustable Rate Note (page 383) dated XX/XX/XXXX in the amount of $XX,XXX.XX shows an interest rate of X.XX% with A 30-year term and a monthly payment of $XX.XX		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	Borrower listed on modification is XXXX; however allonge has borrower XXXX. Addresses listed are same- unsure where borrower difference came from.
																																																																																													Modification states interest rate is X.XX% for XXX months with a monthly P&I payment of $XXX.XX.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX	$XX,XXX	$XX,XXX	No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Modification states interest rate is XX.XXX% for XXX months with a monthly P&I payment of $XXX.XX. Modification states deferred amount is $XX.XX; however, tape provided shows $X.XX. Unclear where deferred amount was forgiven.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX	$XX,XXX	$XX,XXX	Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%		XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Modification states interest rate isX.X% for 360 months with a monthly P&I payment is $X,XXX.XX. Modification also states $XXX,XXX is deferred; $XX,XXX has the ability to be forgiven after making XX on-time payments beginning XX/XX/XXXX The remaining $XXX,XXX will be due when loan matures/ or loan is paid off.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX	$XX,XXX	$XX,XXX	Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	The Tape identified the Modification Flag as No and no Modification Date, but was on their Modification Order.
There is a Loan Modification Agreement (page 460) dated XX/XX/XXXX that has a X% fixed rate for XXX months and a monthly P&I payment of $XXX.XX. The new modification does not include a PRA provision or deferred amount.
																																																																																													The original note dated XX/XX/XXXX(page 347) in the amount of $XX,XXX.XXreflects an interest rate of XX.XX% with a XXX-month term and a monthly payment of $XXX.XX		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Modification states interest rate is X.X% for XXXmonths with a monthly P&I payment is $XXX.XX. Modification also states $XXX.XXis deferred. Tape provided shows no amount deferred; unclear when this was forgiven.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX	$XX,XXX	$XX,XXX	Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Loan Modification Agreement dated XX/XX/XXXX and executed XX/XX/XXXX, caps unpaid amounts for a new principal balance of $X,XXX.XX considered interest bearing payable at a rate of X.X% with a monthly payment of $XXX.XX and a new maturity date of XX/XX/XXXX.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Loan Modification Agreement dated XX/XX/XXXX and executed XX/XX/XXXX, caps unpaid amounts for a new principal balance of $XX,XXX.XX considered interest bearing payable at a rate of X.X% with a monthly payment of $XXX.XX and a new maturity date of XX/XX/XXXX. Servicer also agreed to defer the sum of XXX.XX to be paid at loan payoff or if a if property sold.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Loan Modification Agreement dated XX/XX/XXXX and executed XX/XX/XXXXcaps unpaid amounts for a new principal balance of $XX,XXX.XX considered interest bearing payable at a rate of X.X% with a monthly payment of $XXX.XX and a new maturity date of XX/XX/XXXX		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	The terms of the Final Loan Modification Agreement dated XX/XX/XXXX, include an effective date of XX/XX/XXXX, a first payment date of XX/XX/XXXX, a fixed rate of X.XX%, P&I payment of $XXX.XX, new principal balance of $XXX,XXX.XX and a maturity date of XX/XX/XXXX.

A prior Adjustment of Term Agreement dated XX/XX/XXXX extends additional credit iao $X,XXX.XX for a new loan balance of $XXX,XXX.XX and amends the monthly payment to $XXX [page 57]

The Original Note and Security Agreement dated 1/28/2008 is for a loan iao $1XXXX with and APR of XXXX%, a P&I payment of $XXXX beginning XXXX for XXXX months. [pages 68-70]

																																																																																															$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	XX/XX/XXXX	XX/XX/XXXX	No	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	Mod is missing. Tape reflects a doc date of XX/XX/XXXX and the mod in file is dated XX/XX/XXXX1, has a PI amount of XXX.XX Rate of X.XX% and a maturity date of XX/XX/XXXX (all match Tape data except the maturity date. Tape reflects a maturity date of XX/XX/XXXX) however it is NOT signed. Please provide the executed copy of this mod in order to complete the mod review.

																																																																																													XX/XX/XXXX: File reviewed using the Final Loan Modification Agreement found in the trailing docs folder.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	Yes	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes	XX/XX/XXXX	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	Mod is missing. Mod date on the tape reflects XX/XX/XXXX whereas the most recent executed mod found in file reflects a first payment date of XX/XX/XXXX and a recorded date of XX/XX/XXXX. In order to complete please provide a mod with a matching date. The mod in file is effective XX/XX/XXXX; UPB $XXX,XXX.XX; PI of $XX.XX; Rate of X.XX%; Maturity date of XX/XX/XXXX (None of the figures match tape data) - Please provide a copy of the missing mod in order to complete the mod review.

																																																																																													XX/XX/XXXX: Loan Modification Agreement uploaded in the trailing docs folder is a prior to the Tape doc date. File reviewed using the Mod Agreement found in the trailing docs folder. dated XX/XX/XXXX		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	Yes	XXXX	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	o Modification reviewed. No data discrepancies.
o Maturity Date per tape is  XX/XX/XXXX. Reviewed Maturity Date is  XX/XX/XXXX
o Current Rate per tape is X.X%. Reviewed Current Rate is X.X%.
																																																																																													o Current P&I per tape is $XXX.XX. Reviewed Current P&I is $XXX.XX		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	The subject loan was modified with a signed Fannie Mae Loan Modification Agreement (page 1869) and a first payment due date of XX/XX/XXXXThe New Principal Balance was XXX,XXX.XX, with deferred principal of $XXX.XX and no principal forgiven. The Interest-Bearing Principal Balance was $XXX,XXX.XX, with an interest rate of X.X% and a maturity date of XX/XX/XXXX ( XX/XX/XXXX payments).	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX												XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX															X.XX	XX/XX/XXXX	Yes	X	XXX															$XXX.XX	$XXX.XX	$XXX.XX								No	Copy/Image	Modification on page 235, COVID deferral letters on pages 1671 and 1672. Deferral letters are dated XX/XX/XXXX and XX/XX/XXXX Each defers $ X,XXXfor a total of $X,XXX.XX which matches the tape amount.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	No	Copy/Image	The subject loan was modified with a signed Balloon Modification Agreement (page 2842) and a first payment due date of XX/XX/XXXX. The new Principal Balance was $XXX,XXX.XX, with no deferred principal and no principal forgiven. The Interest-Bearing Principal Balance was $XXX,XXX.XX, with an interest rate of X.XX% and a maturity date of XX/XX/XXXX (XXX payments).
																																																																																													The Deferment Agreement on page 3320 states a deferred principal balance amount of $XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX		Yes		XX/XX/XXXX	Yes					X.XX%		XXX																																		No																											No	Copy/Image	Missing modification documents. Final modification documents are missing. Could not validate data with trial modification documents. XX/XX/XXXX Recd Mod from client, updated information		$XX,XXX.XX	$XX,XXX.XX					No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes				$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Missing modification documents. Reviewed all documents in file and no modification documents provided for review. XX/XX/XXXXRecd Mod from client, updated information		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	No	Copy/Image	o Modification reviewed. No data discrepancies.
o Mod Program per tape Loan Has Been Modified. Reviewed Mod Program is Non-HAMP Loan Modification.
o Maturity Date per tape is  XX/XX/XXXX. Reviewed Maturity Date is  XX/XX/XXXX
o Current Rate per tape is X.XX%. Reviewed Current Rate is X.XX%.
o Current P&I per tape is $XXX.XX. Reviewed Current P&I is $XXX.XX.
																																																																																															$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	No	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%		XXX																																		No		XXX																									No	Copy/Image	Mod located in originals file, MG Modification TIFF folder #1 from the top, size 1.7 MB.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX							XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX																									No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX	$XX,XXX	$XX,XXX	Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX				$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No				XX/XX/XXXX	XX/XX/XXXX	No			No																																																																					Original	There is no modification in file. The payment deferral letters dated XX/XX/XXXX and XX/XX/XXXX in the amount of $XXX.XX and $X,XXX.XX respectively are located in XXXXXX - MG - Miscellaneous - COLLECTION HISTORY - - Prior SVCR DateXXXXX - XXXXXX_XXXXXX and XXXXX - MG - Miscellaneous - LETTERS - - Prior SVCR Date XXXXX-XXXXX_XXXXX. Per the deferral letters, the total outstanding deferred amount is $X,XXX.XX. However, the mortgage statement dated XX/XX/XXXX (located in "XXXXX - SMS - LTR - Statement -XXXXX - Stm. Date - XXXXX_XXXXX) and Tape confirm the deferred balance is $X,XXX.XX.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX					Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	No	Copy/Image	o Modification reviewed. No data discrepancies.
o Maturity Date per tape is  XX/XX/XXXX Reviewed Maturity Date is  XX/XX/XXXX
o Current Rate per tape is X.XX%. Reviewed Current Rate is X.XX%.
o Current P&I per tape is $XXX.XX. Reviewed Current P&I is $XXX.XX
o Total Outstanding Deferred Amount per tape is $X,XXX.XX. Reviewed Total
																																																																																													Outstanding Deferred Amount is unavailable.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX												XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX													X.XX	XX/XX/XXXX	Yes	X	XXX															$XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX							No	Copy/Image	Current Rate per tape is X.XX%. Reviewed Current Rate is X.XX%, per Modification Agreement on page 2992.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX							XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX																									No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies. Mod Doc found in Originals folder-675406748 - MG - Modification - - MODIFICATION AGREEMENT - 12172021 - Prior SVCR Date 972012_973491260	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX	$XX,XXX	$XX,XXX	Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX	X.XX	XX/XX/XXXX	Yes	X	XXX	$XXX.XX	$XXX.XX	$XXX.XX	No	Copy/Image	o Modification reviewed. No data discrepancies.
o Mod Program per tape is Loan has been modified. Reviewed Mod Program is Step Rate.
o Maturity Date per tape is  XX/XX/XXXX Reviewed Maturity Date is XX/XX/XXXX
o Current Rate per tape is X.X%. Reviewed Current Rate is X.X%.
																																																																																													o Current P&I per tape is $XXX.XX. Reviewed Current P&I is $XXX.X		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	No	Copy/Image	Modification reviewed. No data discrepancies.
Multiple docs in file verified deferral amount pg. 5589
Multiple docs verified COVID19 letter pgs. 3737, 3741, 3783
																																																																																													Loan Mod Correct letter in file pg. 5456	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies Multiple Docs COVID 19 Letter pgs. 3314, 3318, 3322 Statement verified deferral amount pg. 4628	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									Yes	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	XX/XX/XXXX	X.XX	X.XX	XX/XX/XXXX	Yes	X	XXX	$XXX.XX	No	Copy/Image	Modification reviewed. No data discrepancies.

																																																																																													06/20/2022 QC Comment: The Loan Modification Agreement states the Maturity Date was 06/01/2019, at which time a final balloon payment was due. No Issues found.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	No	Original	Covid19 deferral and prior modification have been reviewed. The Loan Modification Agreement is located in: XXXXX - MG - Modification - - MODIFICATION AGREEMENT -XXXXXX- Prior SVCR Date_XXXXX. There are five (5) Pandemic Relief Plan letters in filed dated: XX/XX/XXXX iao$X,XXX.XX, XX/XX/XXXX iao$X,XXX.XX, XX/XX/XXXXiao$X,XXX.XX , XXXX iao$X,XXX.XX, and XX/XX/XXXX iao$X,XXX.XX - for a total of $XX,XXX.XXin deferred payments. These letters are located in: "XXXXXX- MG - Miscellaneous - OTHER LOAN DOCS - - Prior SVCR Date - XXXXX_XXXXXX, "XXXXXX- MG - Miscellaneous - OTHER LOAN DOCS - - Prior SVCR Date -XXXXXX_XXXXXX, "XXXXXX - MG - Miscellaneous - OTHER LOAN DOCS - - Prior SVCR Date - XXXXXX_XXXXXX, "XXXXXX - MG - LM - Misc - DEFAULT SERVICING OTHER - - XXXXX- Prior SVCR Date_XXXXXX", and "XXXXXX - MG - LM - Misc - DEFAULT SERVICING OTHER - - XXXXX- Prior SVCR Date_XXXXXX". However, the mortgage statement, dated XX/XX/XXXX, and Tape confirm that the total outstanding deferred balance is $XX,XXX.XX. The mortgage statement is located in: "XXXXXX - SMS - LTR - Statement - XXXXXXX - Stm. Date - XXXXXXXXXXXXX. No tape discrepancies.
																																																																																														$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX				$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No				XX/XX/XXXX	XX/XX/XXXX	No			No																																																																					Copy/Image	There is no modification in file. However, there are two (2) Notification of Payment Deferral letters in file dated XX/XX/XXXX iaoX,XXX.XX and XX/XX/XXXXiao $X,XXX.XX - totaling $X,XXX.XX The letters can be found on the following pages: 875 and 882. Additionally, the mortgage statement dated XX/XX/XXXX and Tape confirm that the Total Outstanding Deferred Amount is $X,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX					Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	Yes	Copy/Image	o Modification reviewed.
o Maturity Date per tape is  XX/XX/XXXX. Reviewed Maturity Date is XX/XX/XXXX
o Current Rate per tape is X.XX%. Reviewed Current Rate is X.XX%.
o Current P&I per tape is $XXX.XX. Reviewed Current P&I is $XXX.XX
o Total Outstanding Deferred Amount per tape is $X. Reviewed Total
																																																																																													Outstanding Deferred Amount is $X		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									Yes	Copy/Image	Modification reviewed. Data Tape reporting the principal only portion of the total outstanding deferred amount, the correct amount is $XXX.XXon page 1514.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	No	Copy/Image	Current mod document is for a Balloon Modification Agreement.
***Modification agreement does not mention/specify any deferred amount.
***4 prior mods.

Deferral amount pulled from the mortgage statement dated XX/XX/XXXX.
																																																																																													Note Maturity Date: XX/XX/XXXX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Original folder Modification Package - XXXXX - Prior SVCR Date XXXXX (5th file from top).		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Modification reviewed. No data discrepancies. Loan modification completed by Bank/Servicer on XX/XX/XXXX in accordance with Chapter XX Plan, case #XXXXXX, confirmed XX/XX/XXXX, entered XX/XX/XXXXand Court Stipulation Agreement entered XX/XX/XXXX		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies. 6/19/2022 QC: Balloon Disclosure executed with Mod Agreement. No deferred balance on loan confirmed by Mod and the 5/4/2022 monthly statement, page 3234.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									Yes	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX												XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX															X.XX	XX/XX/XXXX	Yes	X	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX				$XXX.XX	$XXX.XX	$XXX.XX								No	Copy/Image	Loan Modification Agreement dated XX/XX/XXXX and executed XX/XX/XXXX caps amounts outstanding balances except late fees for a new principal balance of $XXX,XXX.XX considered interest bearing payable as a step rate starting X.X% with a monthly payment of $X,XXX.XXand a new maturity date of XX/XX/XXXX The modification does not defer any balance.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	The most recent modification is contained on page XXX dated February of XXXX, whereas the tape data reflects a mod was done in the yearXXXX		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	$XX,XXX.XX		$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes	$X,XXX.XX	$XX.XX		$XX.XX	X.XX%		XXX		$XX,XXX.XX					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX																									No		XXX																									No	Copy/Image	Modification reviewed. No discrepancies. Mortgage statement dated XX/XX/XXXXconfirms there is no current deferment amount (document name: XXXXXXX- SMS - LTR - Statement - XXXXXX - Stm. Date - XXXXXX_XXXXXX).	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX	$XX,XXX	$XX,XXX	Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%		XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%		XXX																																		No		XXX																									No	Copy/Image	Mod reviewed no discrepancies.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	No	Copy/Image	Mod reviewed no discrepancies.

6/20/2022 QC: No issues. HAMP Fixed Rate Balloon Mod Agreement, no deferred amounts. No evidence of post-mod deferrals reflected on monthly statements in the file. The loan was previously modified on 8/8/2007, page 96.

																																																																																															$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Modification reviewed. No data discrepancies. 06/14/2022 QC Comment: No issues found.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	Yes	Copy/Image	XX/XX/XXXX QC: Mod terms do not include a balloon payment or deferred amounts. Added capitalization detail per the Mod Agreement. Updated the audit Total Outstanding Deferred Amount as reported by the Deferment Agreements dated XX/XX/XXXXand XX/XX/XXXX and the recent XX/XX/XXXXmonthly statement. The data tape is reporting the principal only portion of the total deferred amount.

Review:
																																																																																													Modification reviewed. No data discrepancies.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%		XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No discrepancies.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies XXXX- MG - LM - Misc - - - XXXXXX - Prior SVCR Date_XXXXX 6/19/2022 QC: Updated review Mod deferred amounts from $0 to No. No other issues.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	No	Copy/Image	Modification reviewed. No data discrepancies.
XXXX- MG - Modification -  - MODIFICATION AGREEMENT - XXXXXX - Prior SVCR Date_XXXXXX

																																																																																													XX/XX/XXXX QC: Updated review Mod deferred amounts from $X to No. No other issues.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies. Modification document is named-MG-Modification-Final Executed Mod-XXXXXX-Prior SVCR Date-XXXXXX Windows Photo Viewer.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%		XXX																																		No		XXX																									No	Copy/Image	Mod reviewed no discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX	X.XX	XX/XX/XXXX	Yes	X	XXX	$XXX.XX	$XXX.XX	No	Copy/Image	XX/XX/XXXX QC: Updated review data for current monthly rate and P&I payment validated by HAMP incentives Loan Recast letter dated XX/XX/XXXX, pages 513-515, states Servicer will automatically implement recast offer if loan meets good standing requirements and confirmation of implementation validated by monthly statement dated XX/XX/XXXX, page 2193. No evidence that a Recast Mod was executed. Reviewer captured XX/XX/XXXXHAMP Mod data, pages 839-844.

Review:
o Mod Program per tape is HAMP Modification. Reviewed Mod Program is HAMP Modification.
o Maturity Date per tape is XX/XX/XXXX. Reviewed Maturity Date is  XX/XX/XXXX
o Current Rate per tape is Not Stated. Reviewed Current Rate is X.XX%.
o Current P&I per tape is $XXX.XX Reviewed Current P&I is $XXX.XX
o Total Outstanding Deferred Amount per tape is $X.XX Reviewed Total
Outstanding Deferred Amount is $X.XX
o Step Date, Rate or Payment does not match tape data. Payment per tape is $XXX.XX. Reviewed payment is $XXX.XX
																																																																																															$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX				$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No				XX/XX/XXXX		Yes			No																																																																					Copy/Image	There is no modification in file. There are xx deferral letters in file totaling $XX,XXX.XX The pages these were found on are: 990, 994, 1001, 1009, 1013, 1017, 1058, 1062, 1066, 1073, 1077. Although the total amount per deferral letters is $XX,XXX.XX, the mortgage statement datedXX/XX/XXXX and Tape confirms the total outstanding deferred amount is $XX,XXX.XX.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX					Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	No	Original	o Modification reviewed.
o Maturity Date per tape is XX/XX/XXXX. Reviewed Maturity Date is XX/XX/XXXX
o Current Rate per tape is X.XX%. Reviewed Current Rate is X.XX%.
o Current P&I per tape is $XXX.XX. Reviewed Current P&I is $XXX.XX
o Total Outstanding Deferred Amount per tape is X. Reviewed Total
																																																																																													Outstanding Deferred Amount is X		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX														No	Copy/Image	Loan Modification Agreement datedXX/XX/XXXXand executedXX/XX/XXXX caps all amounts outstanding for a new principal balance of $XXX,XXX considered interest bearing payable at a fixed rate of X.XX% with a monthly P&I payment of $X,XXX.XX and a new maturity date of XX/XX/XXXX. Modification dated XX/XX/XXXX does not defer any balances. Balloon provision shows due at maturity considered interest bearing, amount of balloon not specified on modification.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX												XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX	XX/XX/XXXX	X.XX															X.XX	XX/XX/XXXX	Yes	X	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX						$XXX,XXX.XX				$XXX.XX	$XXX.XX	$XXX.XX								No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	$XX,XXX.XX	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$X,XXX.XX	$XX.XX	$XX.XX	X.XX%	XXX	XXX	$XX,XXX.XX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX	No	XXX	No	Copy/Image	o Modification reviewed. No data discrepancies.
o Mod Program per tape is Shared Appreciation (Non-HAMP) . Reviewed Mod Program is Share Appreciation (Non-HAMP)
o Maturity Date per tape is XX/XX/XXXX. Reviewed Maturity Date is XX/XX/XXXX
o Current Rate per tape is X.XXX%. Reviewed Current Rate is X.XXX%.
o Current P&I per tape is $XXX.XX. Reviewed Current P&I is $XXX.XX.

																																																																																															$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX	$XX,XXX	$XX,XXX	Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	Discrepancy found related to deferred balance. Per the modification a total of $X,XXX.XXborrowers prior mortgage payment would be included into a deferred balance which also included past due interest for a total of XX,XXX.XXDeferred balance after modification was not updated to reflect $XXZ,XXX.XX and still shows the prior deferred balance before modification.

																																																																																													Loan Modification Agreement dated XX/XX/XXXX and executed XX/XX/XXXX caps amounts outstanding for a new principal balance of $XXX,XXX.XX considered interest bearing payable at a rate of X.XXX% with a monthly payment of $X,XXX.XX and a new maturity date of XX/XX/XXXX. The modification defers $XX,XXX.XX which is a prior deferred balance of $X,XXX.XX and $XX,XXX.XX past due interest. The modification also shows a balloon due at maturity iao$XX,XXX.XX.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	The subject loan was modified with a Loan Modification Agreement (page 1346) and a first payment due date of XX/XX/XXXX. The new Principal Balance was $XXX,XXX.XX, with no deferred principal and no principal forgiven. The Interest-Bearing Principal Balance was $XXX,XXX.XX, with an interest rate of XXXX% and a maturity date of XX/XX/XXXX (XXX payments).		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	COVID deferral letter is dated XX/XX/XXXX (page 4230) and states one payment has been deferred. The XX/XX/XXXX mortgage statement (page 4357) shows the principal of the payment deferred was $XXX.XX which matches the tape of the Total Outstanding Deferred Amount. Subsequent mortgage statements (including most recent, dated XX/XX/XXXX, page 4396) show a Deferred Balance of $XXX.XX which includes deferred principal and deferred interest.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	Modification and Payment Deferrals reviewed. Total Outstanding Deferred Amount per tape is $XXXX. Reviewed Total Outstanding Deferred Amount is $XXXX, as validated Deferment Agreements dated XXXX and XXXX and deferral transactions reported on the XXXX and XXXX monthly statements. The data tape is reporting the principal only portion of the total deferred amount. The file contains a prior executed Modification Agreement dated XXXX. [pages 3623-3624, 3930, 3688-3689, 3908, 3917, 3207]
																																																																																														$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	No	Copy/Image	Current mod document is for a Balloon Modification Agreement.
***Modification agreement does not mention/specify any deferred amount.
***2 prior mods.

Deferral agreement datedXX/XX/XXXX, located in the originals folder.
																																																																																													Note Maturity Date: XX/XX/XXXX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	$XX,XXX.XX	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$X,XXX.XX	$XX.XX	$XX.XX	X.XX%	XXX	$XX,XXX.XX	XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX	No	XXX	No	Copy/Image	Modification reviewed. No data discrepancies.

																																																																																													XXXX QC: Reviewed imaged file 675376990.pdf. The Mod Agreement terms include deferred principal eligible for forgiveness (PRA plan) and a balloon payment due at maturity of principal, pages 2643-2655. The XXXX monthly statement, page 4293 confirms PRA forgiven in installments on their respective anniversary dates cited in the Agreement and no post-Mod deferrals applied.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX	$XX,XXX	$XX,XXX	Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	No	Copy/Image	o Modification reviewed. No data discrepancies.
o Mod Program per tape is Loan has been Modified. Reviewed Mod Program is Non HAMP Loan Modification.
o Maturity Date per tape is XX/XX/XXXX. Reviewed Maturity Date is XX/XX/XXXX
o Current Rate per tape is X.XX%. Reviewed Current Rate is X.XX%.
o Current P&I per tape is $XXX.XX. Reviewed Current P&I is $XXX.XX.
																																																																																															$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX																																									XXX																									No	Copy/Image	File contains two COVID deferral letters (XX/XX/XXXXandXX/XX/XXXX); their total equals the Total Outstanding Deferred Amount on the tape. Letters are located in the Originals folder, file names are: XXXXXX- MG - Miscellaneous - COLLECTION HISTORY - - Prior SVCR Date - XXXXX_XXXXXX and XXXXXX - MG - Miscellaneous - COLLECTION HISTORY - - Prior SVCR Date - XXXXX_XXXXXX. Current rate and P&I confirmed on the mortgage statement dated XX/XX/XXXX (file name: XXXXX- SMS - LTR - Statement - XXXXX - Stm. Date - XXXXXX XXXXXX) but ARM interest rate was due to adjust XX/XX/XXXX.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX					Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%		XXX																																		No		XXX																									No	Copy/Image	The modification dated XX/XX/XXXX located in the original folder XXXXXX- MG - Modification - - MODIFICATION AGREEMENT - XXXXXX - Prior SVCR Date XXXXXX_XXXXXXX matches that of the data tape. The file contained a Monthly Mortgage Statement dated XX/XX/XXXX located in the original folder XXXXXX - SMS - LTR - Statement - XXXXXXX - Stm. Date - XXXXXX_XXXXXXX which verified the balance of the deferred amount is still $XX,XXXX.XX.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancy.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	Yes		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	File did not contain deferral letter, but most recent mortgage statement (dated XX/XX/XXXX, page 2972) shows a deferment balance of $XXX.XX.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	The subject loan was modified with a signed Loan Modification Agreement (page 620) and a first payment due date of XX/XX/XXXX. The new Principal Balance was $XXX,XXX.XX, with no deferred principal and no principal forgiven. The Interest-Bearing Principal Balance was $XXX,XXX.XX, with an interest rate of X.XXX% and a maturity date ofXX/XX/XXXX (XXX payments).		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	No	Copy/Image	Current mod document is for a Balloon Modification Agreement.
***Modification agreement does not mention any deferred amount.
***4 prior mods.

																																																																																													XX/XX/XXXX: QC Comment: The Deferral Agreement dated XX/XX/XXXX (page 6976) states $X,XXX.XX new deferred principal balance. No issues found.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	Yes	Copy/Image	o Modification reviewed.
o Maturity Date per tape is XX/XX/XXXX. Reviewed Maturity Date is XX/XX/XXXX
o Current Rate per tape is X.XXX%. Reviewed Current Rate is X.XX%.
o Current P&I per tape is $XXX.XX. Reviewed Current P&I is $XXX.XX
o Total Outstanding Deferred Amount per tape is $X Reviewed Total
																																																																																													Outstanding Deferred Amount is $X		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%		XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No Tape discrepancies. Mod Agreement Doc- XXXX.	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes			$XX,XXX.XX	Yes	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%		XXX							XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX																									No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies. Mod Doc found in Originals folder - 675405989 - MG - Modification - - MODIFICATION AGREEMENT - 12172021 - Prior SVCR Date 632011_973724766	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX	$XX,XXX	$XX,XXX	$XX,XXX	Yes				$XX,XXX
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	No	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No		XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	Modification reviewed. No data discrepancies.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	Yes	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	XX/XX/XXXX	X.XX	X.XX	XX/XX/XXXX	Yes	X	XXX	No	Copy/Image	Modification reviewed. The modification reflects an initial payment of $XXX.XX on or before XX/XX/XXXX thereafter the payment changes to $XXX.XX. Neither amount matches tape data. The mod is located in the Originals folder, third attachment page 2. There is no mention in the modification agreement if the mod is a fixed or step mod.

XX/XX/XXXX Client discrepancy-confirmed Interest rate and P&I are correct per Mod.  Updated Step screen
																																																																																															$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	Yes	No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	Yes	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	Yes	$XX.XX	$XX.XX	X.XX%	XXX	XXX	No	XXX	$X.XX	$X.XX	$X.XX	$XX.XX	$XX.XX	$XXX,XXX.XX	No	Copy/Image	Modification reviewed. No data discrepancies.
Current P&I per tape is $XXX.XX. Reviewed Current P&I is $X,XXX.XX

XXXX-Client discrepancy - confirmed P&I is correct per Mod, the Tape appears to be from current billing

																																																																																													XXXX QC: Updated review data using trailing doc Balloon Modification Agreement with a 1st payment date of XXXX, a fixed rate at XXXX% and P&I payment of $XXXX. Data tape has not been updated with the recent new loan terms. [pages 1-7 43902689_674425632_MOD]		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
XXXX	XXXXX	XXXX	$XXX,XXX.XX	No				No	X.XXX%	X.XXX%	Yes	$XX,XXX.XX	$X,XXX.XX	Yes	XX/XX/XXXX	No		XX/XX/XXXX	XX/XX/XXXX	No	XX/XX/XXXX	XX/XX/XXXX	Yes		$XX.XX		$XX.XX	X.XX%	XXX	XXX																																		No		XXX																									No	Copy/Image	The Loan Modification Agreement date is XX/XX/XXXX. The Principal Balance Amount per the modification is $XXX,XXX.XX. The Interest Bearing Amount per the modification is $XXX,XXX.XX.		$XX,XXX.XX	$XX,XXX.XX	$XX,XXX.XX				No
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